Intangibles and goodwill	12 Months Ended
Dec. 31, 2021
Intangibles and goodwill
Intangibles and goodwill

11.   Intangibles and goodwill

		Option
	Above	for time
	market time	charter	Total
(in thousands of U.S. dollars)	charter	extension	Intangibles	Goodwill	Total
Historical cost December 31, 2019	$22,760	8,000	30,760	251	$31,011
Amortization for the year	(2,030)	(1,022)	(3,052)	—	(3,052)
Accumulated amortization, December 31, 2020	(15,933)	(1,022)	(16,955)	—	(16,955)
Intangibles and goodwill, December 31, 2020	6,827	6,978	13,805	251	14,056

Historical cost December 31, 2020	22,760	8,000	30,760	251	31,011
Additions	—	—	—	—	—
Historical cost December 31, 2021	22,760	8,000	30,760	251	31,011
Amortization for the year	(1,232)	(1,523)	(2,755)	—	(2,755)
Accumulated amortization, December 31, 2021	(17,165)	(2,545)	(19,710)	—	(19,710)
Intangibles and goodwill, December 31, 2021	$5,595	5,455	11,050	251	$11,301

The following table presents estimated future amortization expense for the intangibles:

(in thousands of U.S. dollars)	Total
2022	$2,755
2023	2,755
2024	2,762
2025	2,116
2026	$662